Offerings - Offering: 1	Nov. 15, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	63.17
Maximum Aggregate Offering Price	$ 758,040,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 116,055.92
Offering Note	Shares of Class A Common Stock of the Registrant authorized for issuance under The Estee Lauder Companies Inc. Amended and Restated Fiscal 2002 Share Incentive Plan, as amended and restated. Pursuant to Rule 416(a) under the Securities Act of 1933, this Registration Statement also covers such indeterminate number of additional securities as may be issued to prevent dilution resulting from stock dividends, stock splits or similar transactions. The maximum aggregate offering price per unit and maximum aggregate offering price were estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933. The fee is calculated on the basis of the average of the high and low prices for the Registrant's Class A Common Stock reported in the consolidated reporting system as of November 13, 2024, which is a date within five business days prior to the date of filing this Registration Statement.